Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Dec. 10, 2015
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2015